UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21532

Frank Funds

(Exact name of registrant as specified in charter)

6 Stacy Court

Parsippany, New Jersey 07054

(Address of principal executive offices)

 (Zip code)

Alfred C. Frank

Frank Capital Partners LLC

6 Stacy Court

Parsippany, New Jersey 07054

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: 973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Frank Value Fund

4KIDS ENTERTAINMENT, INC.

Ticker Symbol:KDE	Cusip Number:350865101
Record Date: 4/10/2006	Meeting Date: 6/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Proposal to approve the ratification of the appointment of Eisner LLP as 4Kids' independent auditors for the fiscal year ending December 31, 2006.	For	Issuer	For	With
3	Proposal to approve the 4Kids 2006 long-term incentive compensation plan.	Against	Issuer	For	Against

4KIDS ENTERTAINMENT, INC.

Ticker Symbol:KDE	Cusip Number:350865101
Record Date: 4/10/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Proposal to approve the ratification of the appointment of Eisner LLP as 4Kids' independent auditors for the fiscal year ending December 31, 2006.	For	Issuer	For	With
3	Proposal to approve the 4Kids 2006 long-term incentive compensation plan.	Against	Issuer	For	Against

99 CENTS ONLY STORES

Ticker Symbol:NDN	Cusip Number:65440K106
Record Date: 9/13/2005	Meeting Date: 10/18/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Redeem or vote poison pill.	For	Stockholder	Against	Against

ADAPTEC, INC.

Ticker Symbol:ADPT	Cusip Number:00651F108
Record Date: 6/27/2005	Meeting Date: 8/25/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	To approve the stock option exchange program for employees	Against	Issuer	For	Against
3	To ratify and approve the appointment of independent registered public accounting firm	For	Issuer	For	With

ADESA, INC.

Ticker Symbol:KAR	Cusip Number:00686U104
Record Date: 3/22/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Amendment to Adesa's certificate of incorporation to provide for the phase-in of the annual election of directors.	For	Issuer	For	With

ALLOY, INC.

Ticker Symbol:ALOY	Cusip Number:019855105
Record Date: 11/25/2005	Meeting Date: 1/12/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to authorize the Company's board of directors to amend the Company's restated certificate of incorporation to effect a one-for-two, one-for-three or one-for-four reverse stock split.	For	Issuer	For	With

ALLOY, INC.

Ticker Symbol:ALOY	Cusip Number:019855105
Record Date: 6/17/2005	Meeting Date: 8/4/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Proposal to ratify and confirm the selection of independent auditors	For	Issuer	For	With

AMERICAN HOME MORTGAGE INVESTMENT

Ticker Symbol:AHM	Cusip Number:02660R107
Record Date: 5/16/2006	Meeting Date: 6/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Ratification of Deloitte & Touche LLP as the Company's independent auditors for the year ending December 31, 2006.	For	Issuer	For	With

ARCH CAPITAL GROUP LTD.

Ticker Symbol:ACGL	Cusip Number:G0450A105
Record Date: 3/28/2006	Meeting Date: 5/3/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
3	To ratify the selection of PriceWaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2006.	For	Issuer	For	With

AVX CORPORATION

Ticker Symbol:AVX	Cusip Number:002444107
Record Date: 5/27/2005	Meeting Date: 7/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With

BERKSHIRE HATHAWAY INC.

Ticker Symbol:BRKB	Cusip Number:084670207
Record Date: 3/8/2006	Meeting Date: 5/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With

CAREER EDUCATION CORPORATION

Ticker Symbol:CECO	Cusip Number:141665109
Record Date: 3/21/2006	Meeting Date: 5/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Proposal to amend the amended and restated certificate of incorporation to declassify the board of directors.	For	Issuer	For	With
3	Proposal to amend the amended and restated certificate of incorporation to permit stockholders holding at least sixty-six and two-thirds percent of the voting power of shares of common stock entitled to vote at an election of directors to call a special meeting of shareholders.	For	Issuer	For	With
4	Ratification of Ernst & Young LLP as CEC's Auditors for fiscal year 2006.	For	Issuer	For	With

CDW CORPORATION

Ticker Symbol:CDWC	Cusip Number:12512N105
Record Date: 3/20/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Ratification of the audit committee's selection of PriceWaterhouseCoopers LLP as CDW's independent registered public accounting firm for 2006.	For	Issuer	For	With
3	Approval of the CDW 2006 stock incentive plan.	Against	Issuer	For	Against
4	Approval of an amendment to the CDW employee stock purchase plan.	Against	Issuer	For	Against

CHAMPPS ENTERTAINMENT, INC.

Ticker Symbol:CMPP	Cusip Number:158787101
Record Date: 10/14/2005	Meeting Date: 12/7/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Approve the 2005 stock incentive plan.	Against	Issuer	For	Against

CONCORD CAMERA CORP.

Ticker Symbol:LENS	Cusip Number:206156101
Record Date: 12/7/2005	Meeting Date: 2/2/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	Against	Issuer	For	Against
2	Ratification of BDO Seidman, LLP as independent auditors of the company for the fiscal year ending July 1, 2006	For	Issuer	For	With

CONSECO, INC.

Ticker Symbol:CNO	Cusip Number:208464883
Record Date: 4/4/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Ratification of the appointment of PriceWaterhouseCoopers LLP as independent registered public accounting firm of Conseco for the fiscal year ending December 31, 2006.	For	Issuer	For	With

CONSECO, INC.

Ticker Symbol:CNO	Cusip Number:208464883
Record Date: 7/12/2005	Meeting Date: 8/29/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors.	For	Issuer	For	With
2	Approval of the Conseco, Inc. 2003 amended and restated long-term incentive plan.	Against	Issuer	For	Against
3	Approval of the Conseco, Inc. 2005 pay for performance incentive plan.	For	Issuer	For	With
4	Ratification of the appointment of PriceWaterhouseCoopers LLP as independent registered public accounting firm for Conseco for fiscal year ending December 31, 2005.	For	Issuer	For	With

EXPEDIA INC.

Ticker Symbol:EXPD	Cusip Number:30212P105
Record Date: 4/12/2006	Meeting Date: 5/24/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	The proposal to ratify the appointment of Ernst & Young LLP to serve as the registered independent accounting firm of the Company for the year ending December 31, 2006.	For	Issuer	For	With

FREESCALE SEMICONDUCTOR, INC.

Ticker Symbol:FSL	Cusip Number:35687M107
Record Date: 2/21/2006	Meeting Date: 4/21/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	To ratify the appointment of the independent registered public accounting firm of KPMG LLP, our independent auditors, for fiscal 2006.	For	Issuer	For	With

HARLEY-DAVIDSON, INC.

Ticker Symbol:HDI	Cusip Number:412822108
Record Date: 3/9/2006	Meeting Date: 4/29/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Ratification of selection of Ernst & Young LLP, independent registered public accounting firm, as auditors.	For	Issuer	For	With

HIGHLAND HOSPITALITY CORP.

Ticker Symbol:HIH	Cusip Number:430141101
Record Date: 3/31/2006	Meeting Date: 5/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Ratification of the appointment of KPMG LLP.	For	Issuer	For	With
3	Amendment and restatement of 2003 Omnibus stock incentive plan.	Against	Issuer	For	Against

HOT TOPIC, INC.

Ticker Symbol:HOTT	Cusip Number:441339108
Record Date: 4/20/2006	Meeting Date: 6/13/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	To approve the Company's 2006 equity incentive plan.	Against	Issuer	For	Against
3	To ratify the selection of Ernst & Young LLP as independent auditors of the Company for the fiscal year ending February 3, 2007.	For	Issuer	For	With

IAC/INTERACTIVE CORP.

Ticker Symbol:IACI	Cusip Number:44919P102
Record Date: 6/3/2005	Meeting Date: 7/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	To approve amendments to the iac certificate of incorporation that wold effect the spin-off of Expedia, Inc.	For	Issuer	For	With
3	To approve amendments to the IAC certificate of incorporation to effect a one-for-two reverse stock split of IAC common stock and IAC class B common stock	For	Issuer	For	With
4	To approve an amendment to the IAC certificate of incorporation that would generally provide that no IAC officer or director who is also an Expedia officer or director will be liable for breach of fiduciary duty because such individual directs a corporate opportunity to Expedia instead of IAC	For	Issuer	For	With
5	To approve an amendment to the IAC certificate of incorporation that would delete the provision regarding removal of directors so that the IAC bylaws would govern director removal procedures	For	Issuer	For	With
6	To approve the IAC/Interactivecorp 2005 stock and annual incentive plan	Against	Issuer	For	Against
7	To ratify the appointment of independent auditors	For	Issuer	For	With

IDT CORPORATION

Ticker Symbol:IDT	Cusip Number:448947309
Record Date: 10/21/2005	Meeting Date: 12/15/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Approval of the Company's 2005 stock option and incentive plan, which provides, among other things, for the awarding of up to 2,500,000 shares of class B common stock of the Company.	Against	Issuer	For	Against
3	Approval of the grants of shares of restricted class B common stock of the Company and the grants of options to purchase shares of the class B common stock of the Company to certain officers and directors fo the Company.	Against	Issuer	For	Against
4	Ratification of the appointment of Ernst & Young LLP, as the company's independent registered public accounting firm for the fiscal year ending July 31, 2006.	For	Issuer	For	With

INFOSPACE, INC.

Ticker Symbol:INSP	Cusip Number:45678T201
Record Date: 3/10/2006	Meeting Date: 5/8/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Proposal to ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm of the company for the fiscal year ending December 31, 2006.	For	Issuer	For	With

INSTINET GROUP INCORPORATED

Ticker Symbol:INGP	Cusip Number:457750107
Record Date: 8/26/2005	Meeting Date: 9/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adopt the merger agreement.	Against	Issuer	For	Against
2	Approve the adjournment of the special meeting, if necessary, to solicit additional proxies in the event that there are not sufficient votes at the time of the special meeting to adopt the merger agreement	Against	Issuer	For	Against

INTEL CORPORATION

Ticker Symbol:INTC	Cusip Number:458140100
Record Date: 3/20/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Amendment of the Second Restated Certificate of Incorporation to repeal Article 10 (the 'fair price provision').	For	Issuer	For	With
3	Amendment of the Certificate of Incorporation to repeal Article 7 and Article 12 (the 'supermajority vote provisions').	For	Issuer	For	With
4	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the current year.	For	Issuer	For	With
5	Approval of the 2006 Equity Incentive Plan.	For	Issuer	For	With
6	Approval of the 2006 Stock Purchase Plan.	For	Issuer	For	With

KEMET CORPORATION

Ticker Symbol:KEM	Cusip Number:488360108
Record Date: 6/7/2005	Meeting Date: 7/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of the appointment of the independent registered public accounting firm	For	Issuer	For	With

LA-Z-BOY INCORPORATED

Ticker Symbol:LZB	Cusip Number:505336107
Record Date: 6/30/2005	Meeting Date: 8/23/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	Ratification of selection of independent registered public accounting firm	For	Issuer	For	With

LIBERTY GLOBAL, INC.

Ticker Symbol:LBTYA	Cusip Number:530555101
Record Date: 4/26/2006	Meeting Date: 6/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Auditors ratification.	For	Issuer	For	With

MEADE INSTRUMENTS CORPORATION

Ticker Symbol:MEAD	Cusip Number:583062104
Record Date: 5/17/2005	Meeting Date: 7/7/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With

MI DEVELOPMENTS INC.

Ticker Symbol:MIM	Cusip Number:55304X104
Record Date: 3/15/2006	Meeting Date: 5/3/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	Against	Issuer	For	Against
2	To re-appoint Ernst & Young LLP as the auditor of the Corporation based on the recommendation of the audit committee of the board of directors and authorizing audit committee to fix the auditor's remuneration.	For	Issuer	For	With

NATIONAL HOME HEALTH CARE CORP.

Ticker Symbol:NHHC	Cusip Number:636380107
Record Date: 11/7/2005	Meeting Date: 12/5/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	Abstained	Issuer	For	N/A
2	Ratification of appointment of BDO Seidman, LLP, as independent registered public accounting firm for the company for the fiscal year ending July 31, 2006.	Abstained	Issuer	For	N/A

OMNOVA SOLUTIONS INC.

Ticker Symbol:OMN	Cusip Number:682129101
Record Date: 1/30/2006	Meeting Date: 3/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elections of directors	For	Issuer	For	With
2	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ended November 30, 2006.	For	Issuer	For	With

RAND ACQUISITION CORPORATION

Ticker Symbol:RAQC	Cusip Number:752182105
Record Date: 1/31/2006	Meeting Date: 2/28/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To adopt, and approve the transactions contemplated by, the stock repurchase agreement, dated as of September 2, 2005, among Rand, LLC Acquisition Corp., and the stockholders of Lower Lakes Towing Ltd.	For	Issuer	For	With
2	To adopt additional amendments to the certificate of incorporation of Rand to increase the number of shares of common stock which Rand is authorized to issue from 20,000,000 to 50,000,000 shares and to change the name of Rand to Rand Logistics, Inc.	For	Issuer	For	With
3	To adopt a proposal to adjourn the special meeting to a later date or dates, if necessary, to permit further solicitation in the event there are not sufficient votes at the time of the special meeting to adopt the acquisition proposal or amendment proposal.	For	Issuer	For	With

SUPERIOR INDUSTRIES INTERNATIONAL

Ticker Symbol:SUP	Cusip Number:868168105
Record Date: 3/27/2006	Meeting Date: 5/12/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	Abstained	Issuer	For	N/A

TEMPUR-PEDIC INTERNATIONAL INC.

Ticker Symbol:TPX	Cusip Number:88023U101
Record Date: 3/21/2006	Meeting Date: 4/28/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Ratification of Ernst & Young LLP as independent auditors.	For	Issuer	For	With

TYCO INTERNATIONAL LTD.

Ticker Symbol:TYC	Cusip Number:902124106
Record Date: 1/9/2006	Meeting Date: 3/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1b	Election of directors.	For	Issuer	For	With
1a	Set the maximum number of directors at 12.	For	Issuer	For	With
1c	Authorization fo the board of directors to appoint an additional director to fill the vacancy proposed to be created on the board.	For	Issuer	For	With
2	Re-appointment of Deloitte & Touche LLP as Tyco's independent auditors and authorization for the audit committee of the board of directors to set the auditors' remuneration.	For	Issuer	For	With

VERITY, INC.

Ticker Symbol:VRTY	Cusip Number:92343C106
Record Date: 9/1/2005	Meeting Date: 10/13/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	To ratify the seleciton of KPMG LLP as independent auditors of Verity, Inc. for its fiscal year ending May 31, 2006.	For	Issuer	For	With

VERITY, INC.

Ticker Symbol:VRTY	Cusip Number:92343C106
Record Date: 12/2/2005	Meeting Date: 12/29/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To consider and vote upon a proposal to adopt the agreement and plan of merger, dated as of November 3, 2005, among Autonomy Corporation PLC, Crick Acquisition Corp., and Verity, Inc.	For	Issuer	For	With
2	To vote to adjourn the special meeting, if necessary, for the purpose of soliciting additional proxies to vote in favor of adoption of the merger agreement.	For	Issuer	For	With

VIAD CORP.

Ticker Symbol:VVI	Cusip Number:92552R406
Record Date: 3/23/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Ratify the appointment of Deloitte & Touche LLP as our independent registered public accountants for 2006.	For	Issuer	For	With

WADDELL & REED FINANCIAL, INC.

Ticker Symbol:WDR	Cusip Number:930059100
Record Date: 2/15/2006	Meeting Date: 4/12/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With

WASHINGTON GROUP INTERNATIONAL, INC

Ticker Symbol:WGII	Cusip Number:938862208
Record Date: 3/31/2006	Meeting Date: 5/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors.	For	Issuer	For	With
2	Proposal to ratify the audit review committee's appointment of Deloitte & Touche LLP as independent auditor.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frank Funds

By /s/Alfred C. Frank

* Alfred C. Frank

President

By /s/Brian J. Frank

* Brian J. Frank

Treasurer

Date: August 28, 2006

*Print the name and title of each signing officer under his or her signature.